As filed with the Securities and Exchange Commission on May 17, 2013
Registration Nos. 333-62270 and 811-10399

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
------------------------
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  _____
                                                         Post-Effective Amendment No. 73                                                               [X]
and/or

REGISTRATION STATEMENT
Under the Investment Company Act Of 1940

                                                         Amendment No. 75                                                                                    [X]

HENDERSON GLOBAL FUNDS
(Exact Name of Registrant as Specified in Charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code:  (312) 397-1122

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE, SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective:  (check appropriate box)
  X   immediately upon filing pursuant to paragraph (b); or
      on _____ pursuant to paragraph (b); or
      60 days after filing pursuant to paragraph (a)(1); or
      on _______ pursuant to paragraph (a)(1); or
      75 days after filing pursuant to paragraph (a)(2); or
      on ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 73 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 73 and Amendment No. 75 under the Investment Company Act of 1940, as amended to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the in City of Chicago, and State of Illinois, on the 17th day of May, 2013.

HENDERSON GLOBAL FUNDS

By: /s/ James G. O’Brien
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

	Signatures	Title	Date

By:	/s/ Roland C. Baker*	Trustee	May 17, 2013
Roland C. Baker

By:	/s/ Faris F. Chesley*	Trustee	May 17, 2013
Faris F. Chesley

By:	/s/ C. Gary Gerst*	Trustee	May 17, 2013
C. Gary Gerst

By:	/s/ James W. Atkinson*	Trustee	May 17, 2013
James W. Atkinson

By:	/s/ Richard W. Durkes*	Trustee	May 17, 2013
Richard W. Durkes

By:	/s/ James G. O’Brien	Trustee and President	May 17, 2013
	James G. O’Brien	(principal executive officer)

By:	/s/ Charles Thompson II	Trustee and Vice President	May 17, 2013
Charles Thompson II

By:	/s/ Troy Statczar	Treasurer	May 17, 2013
	Troy Statczar	(principal financial officer/
principal accounting officer)

*By:	/s/ James G. O’Brien
James G. O’Brien

* Pursuant to powers of attorney filed with Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on October 1, 2010 and powers of attorney filed with Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 1, 2011.

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase